Expense Example - FidelitySustainableCorePlusBondETF-PRO - FidelitySustainableCorePlusBondETF-PRO - Fidelity Sustainable Core Plus Bond ETF - Fidelity Sustainable Core Plus Bond ETF	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 37
3 years	$ 116